Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2018
Deferred revenue
Schedule of deferred revenue

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Payments by customers prior to completion of cord blood processing services	129,880	128,192	20,437
Unearned storage fees	1,763,389	2,112,195	336,733

Total current and non-current deferred revenue	1,893,269	2,240,387	357,170

Representing:
Current portion	323,690	366,373	58,408
Non-current portion	1,569,579	1,874,014	298,762

Total current and non-current deferred revenue	1,893,269	2,240,387	357,170

Unearned storage fees
Deferred revenue
Schedule of deferred revenue

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Balance at beginning of year	1,232,243	1,482,074	1,763,389	281,126
Deferred revenue arising from new customers	493,354	559,588	674,015	107,453
Credited to income	(243,523)	(278,273)	(325,209)	(51,846)

Balance at end of year	1,482,074	1,763,389	2,112,195	336,733